PROSPECTUS SUPPLEMENT DATED DECEMBER 19, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE INSTITUTIONAL CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

CONTINUED PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS The Program will be in effect until December 18, 2008, and the Treasury recently extended it until April 30, 2009. The Secretary of the Treasury may extend the Program beyond April 30, 2009 through September 18, 2009. If the Treasury extends the Program, the Money Market Funds will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond April 30, 2009. The Money Market Funds will bear this expense without regard to any expense limitation currently in effect. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

PROSPECTUS SUPPLEMENT DATED DECEMBER 19, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE CORPORATE CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

CONTINUED PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS The Program will be in effect until December 18, 2008, and the Treasury recently extended it until April 30, 2009. The Secretary of the Treasury may extend the Program beyond April 30, 2009 through September 18, 2009. If the Treasury extends the Program, the Money Market Funds will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond April 30, 2009. The Money Market Funds will bear this expense without regard to any expense limitation currently in effect. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

PROSPECTUS SUPPLEMENT DATED DECEMBER 19, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE CASH MANAGEMENT CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

CONTINUED PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS The Program will be in effect until December 18, 2008, and the Treasury recently extended it until April 30, 2009. The Secretary of the Treasury may extend the Program beyond April 30, 2009 through September 18, 2009. If the Treasury extends the Program, the Money Market Funds will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond April 30, 2009. The Money Market Funds will bear this expense without regard to any expense limitation currently in effect. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

PROSPECTUS SUPPLEMENT DATED DECEMBER 19, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE RESOURCE CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

CONTINUED PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS The Program will be in effect until December 18, 2008, and the Treasury recently extended it until April 30, 2009. The Secretary of the Treasury may extend the Program beyond April 30, 2009 through September 18, 2009. If the Treasury extends the Program, the Money Market Funds will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond April 30, 2009. The Money Market Funds will bear this expense without regard to any expense limitation currently in effect. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

PROSPECTUS SUPPLEMENT DATED DECEMBER 19, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE PRIVATE INVESTMENT CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

CONTINUED PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS The Program will be in effect until December 18, 2008, and the Treasury recently extended it until April 30, 2009. The Secretary of the Treasury may extend the Program beyond April 30, 2009 through September 18, 2009. If the Treasury extends the Program, the Money Market Funds will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond April 30, 2009. The Money Market Funds will bear this expense without regard to any expense limitation currently in effect. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

PROSPECTUS SUPPLEMENT DATED DECEMBER 19, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE PERSONAL INVESTMENT CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

CONTINUED PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS The Program will be in effect until December 18, 2008, and the Treasury recently extended it until April 30, 2009. The Secretary of the Treasury may extend the Program beyond April 30, 2009 through September 18, 2009. If the Treasury extends the Program, the Money Market Funds will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond April 30, 2009. The Money Market Funds will bear this expense without regard to any expense limitation currently in effect. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

PROSPECTUS SUPPLEMENT DATED DECEMBER 19, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE RESERVE CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

CONTINUED PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS The Program will be in effect until December 18, 2008, and the Treasury recently extended it until April 30, 2009. The Secretary of the Treasury may extend the Program beyond April 30, 2009 through September 18, 2009. If the Treasury extends the Program, the Money Market Funds will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond April 30, 2009. The Money Market Funds will bear this expense without regard to any expense limitation currently in effect. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.